PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 82,309	$ 18,899
Charge for the year	23,100	20,078	$ 10,132
Property, plant and equipment, end of period	84,588	82,309	18,899
Impairment of property, plant and equipment	0	0	0
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	157,694	75,642
Additions	27,539	41,650
Transfer from CWIP	0	0
Foreign exchange movements	629	(2,373)
Disposals of subsidiary		(10,886)
Disposals	(3,290)	(72)
Property, plant and equipment, end of period	182,572	157,694	75,642
Cost [Member] | Revised [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		129,375
Property, plant and equipment, end of period			129,375
Cost [Member] | Adoption of IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		53,733
Property, plant and equipment, end of period			53,733
Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(75,385)	(56,743)
Disposals of subsidiary		1,436
Disposals	501
Charge for the year	23,100	20,078
Property, plant and equipment, end of period	(97,984)	(75,385)	(56,743)
Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	63,655	416
Property, plant and equipment, end of period	$ 61,528	63,655	416
Depreciation rate	10.00%
Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 74,077	641
Additions	12,288	30,925
Transfer from CWIP	0	0
Foreign exchange movements	358	(1,599)
Disposals of subsidiary		(8,800)
Disposals	(3,058)	0
Property, plant and equipment, end of period	83,665	74,077	641
Buildings [Member] | Cost [Member] | Revised [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		53,551
Property, plant and equipment, end of period			53,551
Buildings [Member] | Cost [Member] | Adoption of IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		52,910
Property, plant and equipment, end of period			52,910
Buildings [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(10,422)	(225)
Disposals of subsidiary		609
Disposals	434
Charge for the year	12,149	10,806
Property, plant and equipment, end of period	(22,137)	(10,422)	(225)
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	4,644	5,835
Property, plant and equipment, end of period	$ 5,035	4,644	5,835
Leasehold Improvements [Member] | Bottom of Range [Member]
Property, Plant and Equipment [Abstract]
Depreciation rate	20.00%
Leasehold Improvements [Member] | Top of Range [Member]
Property, Plant and Equipment [Abstract]
Depreciation rate	33.33%
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 17,318	16,585
Additions	1,638	1,101
Transfer from CWIP	1,128	0
Foreign exchange movements	43	(64)
Disposals of subsidiary		(301)
Disposals	0	(3)
Property, plant and equipment, end of period	20,127	17,318	16,585
Leasehold Improvements [Member] | Cost [Member] | Revised [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		16,585
Property, plant and equipment, end of period			16,585
Leasehold Improvements [Member] | Cost [Member] | Adoption of IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		0
Property, plant and equipment, end of period			0
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(12,674)	(10,750)
Disposals of subsidiary		56
Disposals	0
Charge for the year	2,418	1,980
Property, plant and equipment, end of period	(15,092)	(12,674)	(10,750)
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	5,446	6,189
Property, plant and equipment, end of period	$ 8,996	5,446	6,189
Furniture, Fixtures and Equipment [Member] | Bottom of Range [Member]
Property, Plant and Equipment [Abstract]
Depreciation rate	20.00%
Furniture, Fixtures and Equipment [Member] | Top of Range [Member]
Property, Plant and Equipment [Abstract]
Depreciation rate	33.33%
Furniture, Fixtures and Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 19,775	18,456
Additions	5,704	2,453
Transfer from CWIP	710	0
Foreign exchange movements	221	(219)
Disposals of subsidiary		(910)
Disposals	0	(5)
Property, plant and equipment, end of period	26,410	19,775	18,456
Furniture, Fixtures and Equipment [Member] | Cost [Member] | Revised [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		18,456
Property, plant and equipment, end of period			18,456
Furniture, Fixtures and Equipment [Member] | Cost [Member] | Adoption of IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		0
Property, plant and equipment, end of period			0
Furniture, Fixtures and Equipment [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(14,329)	(12,267)
Disposals of subsidiary		349
Disposals	0
Charge for the year	3,085	2,411
Property, plant and equipment, end of period	(17,414)	(14,329)	(12,267)
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	5,533	6,391
Property, plant and equipment, end of period	$ 7,892	5,533	6,391
Depreciation rate	33.33%
Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 42,984	39,617
Additions	6,775	4,034
Transfer from CWIP	943	33
Foreign exchange movements	71	(456)
Disposals of subsidiary		(865)
Disposals	(170)	(2)
Property, plant and equipment, end of period	50,603	42,984	39,617
Computer Equipment [Member] | Cost [Member] | Revised [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		40,240
Property, plant and equipment, end of period			40,240
Computer Equipment [Member] | Cost [Member] | Adoption of IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		623
Property, plant and equipment, end of period			623
Computer Equipment [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(37,451)	(33,226)
Disposals of subsidiary		418
Disposals	19
Charge for the year	5,279	4,643
Property, plant and equipment, end of period	(42,711)	(37,451)	(33,226)
Vehicles [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	250	35
Property, plant and equipment, end of period	$ 396	250	35
Depreciation rate	20.00%
Vehicles [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	$ 759	310
Additions	393	356
Transfer from CWIP	0	0
Foreign exchange movements	(64)	(35)
Disposals of subsidiary		(10)
Disposals	(62)	(62)
Property, plant and equipment, end of period	1,026	759	310
Vehicles [Member] | Cost [Member] | Revised [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		510
Property, plant and equipment, end of period			510
Vehicles [Member] | Cost [Member] | Adoption of IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		200
Property, plant and equipment, end of period			200
Vehicles [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	(509)	(275)
Disposals of subsidiary		4
Disposals	48
Charge for the year	169	238
Property, plant and equipment, end of period	(630)	(509)	(275)
Assets Under Construction [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	2,781	33
Property, plant and equipment, end of period	741	2,781	33
Assets Under Construction [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	2,781	33
Additions	741	2,781
Transfer from CWIP	(2,781)	(33)
Foreign exchange movements	0	0
Disposals of subsidiary		0
Disposals	0	0
Property, plant and equipment, end of period	741	2,781	33
Assets Under Construction [Member] | Cost [Member] | Revised [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		33
Property, plant and equipment, end of period			33
Assets Under Construction [Member] | Cost [Member] | Adoption of IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		0
Property, plant and equipment, end of period			0
Assets Under Construction [Member] | Accumulated Amortization [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	0	0
Disposals of subsidiary		0
Disposals	0
Charge for the year	0	0
Property, plant and equipment, end of period	$ 0	$ 0	$ 0